[LETTERHEAD]
October 16, 2009
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Transamerica Partners Funds Group (the “Registrant”) (333-161933; 811-07674)
Ladies and Gentlemen:
     On behalf of the Registrant, we are hereby filing, pursuant to the requirements of Rule 497(c), a combined Information Statement/Prospectus and Statement of Additional Information.
     Pursuant to the requirements of Rule 497(g), the paragraph of Rule 497 under which the filing is made, the file numbers of the Registration Statement to which the filing relates is noted on the combined Information Statement/Prospectus and Statement of Additional Information.
     Please direct any questions concerning this filing to the undersigned at (727) 299-1844.

Very truly yours,
/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Assistant Secretary

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